Exhibit 99.1

World Omni Auto Receivables Trust 2015-A
Monthly Servicer Certificate
October 31, 2018

Dates Covered
Collections Period	10/01/18 - 10/31/18
Interest Accrual Period	10/15/18 - 11/14/18
30/360 Days	30
Actual/360 Days	31
Distribution Date	11/15/18

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 09/30/18	99,784,057.98	10,775
Yield Supplement Overcollateralization Amount 09/30/18	1,379,959.64	0
Receivables Balance 09/30/18	101,164,017.62	10,775
Principal Payments	6,311,711.87	326
Defaulted Receivables	210,836.63	14
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 10/31/18	1,239,171.53	0
Pool Balance at 10/31/18	93,402,297.59	10,435

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	753,141,610.59	39,790

Pool Factor	12.57%

Prepayment ABS Speed	1.19%

Overcollateralization Target Amount	7,224,758.61
Actual Overcollateralization	7,224,758.61

Weighted Average APR	4.11%
Weighted Average APR, Yield Adjusted	5.49%
Weighted Average Remaining Term	25.40

Delinquent Receivables:
Past Due 31-60 days	2,540,318.58	180
Past Due 61-90 days	842,072.43	60
Past Due 91-120 days	88,627.77	9
Past Due 121+ days	0.00	0
Total	3,471,018.78	249

Total 31+ Delinquent as % Ending Pool Balance	3.72%

Recoveries	129,107.30

Aggregate Net Losses/(Gains) - October 2018	81,729.33

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.97%
Prior Net Losses Ratio	1.16%
Second Prior Net Losses Ratio	0.22%
Third Prior Net Losses Ratio	0.16%
Four Month Average	0.63%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.55%

Flow of Funds	$ Amount

Collections	6,797,894.95
Advances	(5,010.72)
Investment Earnings on Cash Accounts	13,020.50
Servicing Fee	(84,303.35)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	6,721,601.38

Distributions of Available Funds
(1) Class A Interest	113,384.39
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	25,177.00
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	6,381,760.39
(7) Distribution to Certificateholders	201,279.60
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	6,721,601.38

Servicing Fee	84,303.35
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	691,410,000.00
Original Class B	14,810,000.00

Total Class A & B
Note Balance @ 10/15/18	92,559,299.37
Principal Paid	6,381,760.39
Note Balance @ 11/15/18	86,177,538.98

Class A-1
Note Balance @ 10/15/18	0.00
Principal Paid	0.00
Note Balance @ 11/15/18	0.00
Note Factor @ 11/15/18	0.0000000%

Class A-2a
Note Balance @ 10/15/18	0.00
Principal Paid	0.00
Note Balance @ 11/15/18	0.00
Note Factor @ 11/15/18	0.0000000%

Class A-2b
Note Balance @ 10/15/18	0.00
Principal Paid	0.00
Note Balance @ 11/15/18	0.00
Note Factor @ 11/15/18	0.0000000%

Class A-3
Note Balance @ 10/15/18	0.00
Principal Paid	0.00
Note Balance @ 11/15/18	0.00
Note Factor @ 11/15/18	0.0000000%

Class A-4
Note Balance @ 10/15/18	77,749,299.37
Principal Paid	6,381,760.39
Note Balance @ 11/15/18	71,367,538.98
Note Factor @ 11/15/18	84.5486779%

Class B
Note Balance @ 10/15/18	14,810,000.00
Principal Paid	0.00
Note Balance @ 11/15/18	14,810,000.00
Note Factor @ 11/15/18	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	138,561.39
Total Principal Paid	6,381,760.39
Total Paid	6,520,321.78

Class A-1
Coupon	0.24000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	0.79000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	2.27950%
Coupon	2.55950%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	1.34000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-3 Holders	0.00

Class A-4
Coupon	1.75000%
Interest Paid	113,384.39
Principal Paid	6,381,760.39
Total Paid to A-4 Holders	6,495,144.78

Class B
Coupon	2.04000%
Interest Paid	25,177.00
Principal Paid	0.00
Total Paid to B Holders	25,177.00

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.1962015
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	9.0365048
Total Distribution Amount	9.2327063

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.0000000

A-4 Interest Distribution Amount	1.3432578
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	75.6043169
Total A-4 Distribution Amount	76.9475747

B Interest Distribution Amount	1.7000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.7000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 09/30/18	34,715.45
Balance as of 10/31/18	29,704.73
Change	(5,010.72)

Reserve Account
Balance as of 10/15/18	1,806,189.65
Investment Earnings	3,166.57
Investment Earnings Paid	(3,166.57)
Deposit/(Withdrawal)	-
Balance as of 11/15/18	1,806,189.65
Change	-

Required Reserve Amount	1,806,189.65